TWO ROADS SHARED TRUST

Modern Technology Fund

Incorporated herein by reference is the definitive version of the prospectus for the Modern Technology Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 5, 2015 (SEC Accession No. 0001580642-15-001069).